Borrowings	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Debt Disclosure [Abstract]
Borrowings

Note 6. Borrowings

GCP Warehouse Credit Facility: On June 8, 2023, the Fund entered into the GCP Warehouse Credit Facility which allowed the Fund to borrow up to $500,000,000 at any one time outstanding, subject to leverage and borrowing base restrictions. As of June 30, 2023, lender commitments to make term loans were $250,000,000 and lender commitments to make revolving loans were $250,000,000 under the GCP Warehouse Credit Facility. The GCP Warehouse Credit Facility includes an “accordion” feature that allows the Fund to increase total commitments under the facility to $1 billion.

The GCP Warehouse Credit Facility is secured by all of the assets held by the Fund. The Fund has made customary representations and warranties and is required to comply with various covenants and reporting requirements, the breach of which could result in a termination event. Through June 7, 2024, all principal collections received on the underlying collateral may be used by the Fund to purchase new collateral under the direction of the Investment Manager, in its capacity as collateral manager, unless terminated earlier (the “Reinvestment Period”). The stated maturity of the GCP Warehouse Credit Facility is June 7, 2030.

Revolving loans under the GCP Warehouse Facility are available in US dollars, Canadian dollars or Euros, while term loans are available in US dollars only. The applicable base rate for borrowings under the GCP Warehouse Facility is the term Secured Overnight Financing Rate (“SOFR”) for borrowings in US dollars, the Canadian Bankers Acceptance Rate (“CDOR”) for borrowings in Canadian dollars and the Euro Interbank Offered Rate (“EURIBOR”) for borrowings in Euros. The applicable margin on borrowings under the GCP Warehouse Facility is (i) during the period ending March 8, 2024, 2.75% per annum, (ii) from March 8, 2024 until the end of the Reinvestment Period, 2.85% per annum and (iii) 3.00% or 3.50% per annum after the Reinvestment Period. The Fund pays a commitment fee of 0.50% per annum on the daily unused portion of revolving and term commitments under the GCP Warehouse Credit Facility.

For the period from June 8, 2023 (commencement of operations) to June 30, 2023, there were borrowings totaling $498,726,080 and no repayments on the GCP Warehouse Credit Facility. As of June 30, 2023, the Fund had outstanding debt under the GCP Warehouse Credit Facility of $498,641,492.

During the period from June 8, 2023 (commencement of operations) to June 30, 2023, the weighted average outstanding debt was $489,082,226 with an annualized weighted average interest rate of 8.4%.

During the period from June 8, 2023 (commencement of operations) to June 30, 2023, the Fund incurred $2,489,584 of interest expense, which is shown on the Statement of Operations. This amount includes $2,480,320 of interest expense and $9,264 of unused commitment fees. As of June 30, 2023, there was $2,489,584 of accrued and unpaid interest.

Note 6. Borrowings

In accordance with the 1940 Act, with certain limited exceptions, the Company is currently allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing. On May 17, 2023, the Company’s sole shareholder approved the application of the reduced asset coverage requirements of Section 61(a)(2) of the 1940 Act and declined the Company’s offer to repurchase all of its outstanding common shares. As a result of such approval, effective as of May 18, 2023, the Company’s asset coverage requirement was reduced from 200% to 150%, or a ratio of total consolidated assets to outstanding indebtedness of 2:1 as compared to a maximum of 1:1 under the 200% asset coverage requirement under the 1940 Act. As of September 30, 2023, the Company’s asset coverage for borrowed amounts was 213.9%.

2023 Debt Securitization: On September 21, 2023, the Company completed a $693,620 term debt securitization (the “2023 Debt Securitization”). Term debt securitizations are also known as collateralized loan obligations and are a form of secured financing incurred by the Company, which is consolidated by the Company and subject to the overall asset coverage requirement. The notes offered in the 2023 Debt Securitization (the “2023 Notes”) were issued by the 2023 Issuer and are backed by a diversified portfolio of senior secured and second lien loans. The 2023 Notes offered in the 2023 Debt Securitization consist of $395,500 of AAA Class A-1 Notes (the “Class A-1 Notes”), which bear interest at three-month term SOFR plus 2.40%; $38,500 of AAA Class A-2 Notes (the “Class A-2 Notes”), which bear interest at three-month term SOFR plus 2.30%; and $259,620 of subordinated notes, which do not bear interest (the “Subordinated 2023 Notes”). The Company indirectly retained all of the Class A-2 Notes and Subordinated 2023 Notes which were eliminated in consolidation. The Class A-1 Notes are included in the September 30, 2023 Consolidated Statement of Financial Condition as debt of the Company.

Through October 26, 2027, all principal collections received on the underlying collateral may be used by the 2023 Issuer to purchase new collateral under the direction of the Investment Adviser, in its capacity as collateral manager of the 2023 Issuer, in accordance with the Company’s investment strategy and subject to customary conditions set forth in the documents governing the 2023 Debt Securitization, allowing the Company to maintain the initial leverage in the 2023 Debt Securitization. The Class A-1 and Class A-2 Notes are due on October 26, 2035. The Subordinated 2023 Notes are due in 2123.

As of September 30, 2023, there were 64 portfolio companies with total fair value of $663,233 securing the 2023 Notes. The pool of loans in the 2023 Debt Securitization must meet certain requirements, including asset mix and concentration, collateral coverage, term, agency rating, minimum coupon, minimum spread and sector diversity requirements.

The interest charged under the 2023 Debt Securitization is based on three-month term SOFR. The three-month term SOFR rate in effect as of September 30, 2023 based on the last interest rate reset was 5.3%. For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, annualized average interest rates and average outstanding balances for the 2023 Debt Securitization were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$849
Amortization of debt issuance costs	11
Total interest expense	$860
Annualized average stated interest rate	7.8%
Average outstanding balance	$42,989

As of September 30, 2023, the classes, amounts, ratings and interest rates (expressed as a spread to three-month term SOFR, as applicable) of the Class A-1 Notes were as follows:

Description	Class A‑1 Notes
Type	Senior Secured Floating Rate
Amount Outstanding	$395,500
S&P Rating	“AAA”
Fitch Rating	“AAA”
Interest Rate	SOFR + 2.40%

The Investment Adviser serves as collateral manager to the 2023 Issuer receives a fee for providing these services. The total fees payable by the Company under the Investment Advisory Agreement are reduced by an amount equal to the total aggregate fees paid to the Investment Adviser by the 2023 Issuer for rendering such collateral management services.

SMBC Credit Facility: On September 6, 2023, the Company entered into a senior secured revolving credit facility (the “SMBC Credit Facility”) with the Company, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto. Under the SMBC Credit Facility, the lenders have agreed to extend credit to the Company in an initial aggregate amount of up to $490,000 in U.S. dollars and certain agreed upon foreign currencies with an option for the Company to request, at one or more times, that existing and/or new lenders, at their election, provide up to $1,500,000 of additional commitments.

The SMBC Credit Facility provides for the issuance of letters of credit in an initial aggregate face amount of up to $50,000, subject to increase or reduction from time to time pursuant to the terms of the SMBC Credit Facility.

The SMBC Credit Facility is secured by a first priority security interest in substantially all of the assets of the Company and certain of the Company’s subsidiaries thereunder.

Borrowings under the SMBC Credit Facility bear interest at the applicable base rate plus a margin of either 2.00% or 2.125%, subject to compliance with a borrowing base test. The applicable base rate under the SMBC Credit Facility is (i) SOFR with respect to any advances denominated in U.S. dollars, (ii) SONIA with respect to any advances denominated in U.K. pound sterling, (iii) EURIBOR with respect to any advances denominated in euros, and (iv) the relevant rate as defined in the SMBC Credit Facility for borrowings in other currencies. Borrowings under the SMBC Credit Facility in U.S Dollars and U.K. pound sterling may also be subject to a flat credit adjustment spread of 0.10% and 0.0326%, respectively, subject to compliance with a borrowing base test.

The Company pays a commitment fee of 0.375% per annum on the daily unused portion of commitments under the SMBC Credit Facility. The Company is also required to pay letter of credit participation fees and a fronting fee on the daily amount of any lender’s exposure with respect to any letters of credit issued at the request of the Company under the SMBC Credit Facility. The Company may request borrowings on the SMBC Credit Facility (the “Availability Period”) through September 6, 2027 (the “Commitment Termination Date”), and the SMBC Credit Facility requires mandatory prepayment of interest and principal upon certain events during the term-out period commencing on the Commitment Termination Date. The SMBC Credit Facility matures on September 6, 2028.

As of September 30, 2023, the Company had outstanding debt of $176,770 and no letters of credit outstanding under the SMBC Credit Facility.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, annualized average stated interest rate and average outstanding balance for the SMBC Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$581
Facility fees	41
Amortization of debt issuance costs	76
Total interest expense	$698
Annualized average stated interest rate	7.4%
Average outstanding balance	$31,041

CLO Vehicle Credit Facility: On July 1, 2023, in connection with the Share Purchase and Sale Agreement, the CLO Vehicle entered into an amended and restated credit agreement (the “CLO Vehicle Credit Facility”) by and among the CLO Vehicle, as borrower, Société Générale, as administrative agent, the lenders and the subordinated noteholders party thereto, and Wilmington Trust, National Association as collateral agent, collateral administrator, custodian and collateral custodian. On September 21, 2023, a portion of the proceeds from the 2023 Debt Securitization were used to repay all amounts outstanding on the CLO Vehicle Credit Facility, following which the agreements governing the CLO Vehicle Credit Facility were terminated. The termination of the CLO Vehicle Credit Facility resulted in a realized loss on extinguishment of debt of $1,541, which represents the unamortized discount on the notes issued under the CLO Vehicle Credit Facility at termination.

Prior to its termination, the CLO Vehicle Credit Facility allowed the Company to borrow up to $500,000 at any one time outstanding, subject to leverage and borrowing base restrictions. The CLO Vehicle Credit Facility was secured by all of the assets held by the CLO Vehicle. Through June 7, 2024, all principal collections received on the underlying collateral could have been used by the Company to purchase new collateral under the direction of the Investment Manager, in its capacity as collateral manager, unless terminated earlier (the “Reinvestment Period”). The stated maturity of the CLO Vehicle Credit Facility was June 7, 2030. The applicable base rate for borrowings under the CLO Vehicle Credit Facility was term SOFR for borrowings in U.S. dollars, CDOR for borrowings in Canadian dollars and EURIBOR for borrowings in Euros. The applicable margin on borrowings under the CLO Vehicle Credit Facility through the September 21, 2023 termination date was 2.75% per annum. The Company paid a commitment fee of 0.50% per annum on the daily unused portion of commitments under the CLO Vehicle Credit Facility.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, annualized average stated interest rate and average outstanding balance for the CLO Vehicle Credit Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$8,887
Facility fees	2
Accretion of discounts on notes issued	39
Total interest expense	$8,928
Cash paid for interest expense	$8,888
Annualized average stated interest rate	8.0%
Average outstanding balance	$439,919

The Investment Adviser served as collateral manager to the CLO Vehicle and was entitled to a fee for providing these services. The total fees payable by the Company under the Investment Advisory Agreement were reduced by an amount equal to the total aggregate fees paid to the Investment Adviser by the CLO Vehicle for rendering such collateral management services.

Adviser Revolver: The Company has entered into the Adviser Revolver with the Investment Adviser pursuant to which, as of September 30, 2023, permitted the Company to borrow up to $50,000 in U.S. dollars and certain agreed upon foreign currencies and which had a maturity date of July 3, 2026. The Adviser Revolver bears an interest rate equal to the short-term Applicable Federal Rate

(“AFR”). The short-term AFR as of September 30, 2023 was 5.0%. As of September 30, 2023, the Company had no outstanding debt under the Adviser Revolver.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the stated interest expense, cash paid for interest expense, annualized average stated interest rate and average outstanding balance for the Adviser Revolver were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$238
Cash paid for interest expense	238
Annualized average stated interest rate	4.5%
Average outstanding balance	$21,086

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the average total debt outstanding was $535,035.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the effective annualized average interest rate, which includes amortization of debt financing costs and non-usage facility fees, on the Company’s total debt was 7.9%.

A summary of the Company’s maturity requirements for borrowings as of September 30, 2023 is as follows:

	Payments Due by Period
		Less Than			More Than
	Total	1 Year	1 – 3 Years	3 – 5 Years	5 Years
2023 Debt Securitization	$395,500	$—	$—	$—	$395,500
SMBC Credit Facility	176,770	—	—	176,770	—
Total borrowings	$572,270	$—	$—	$176,770	$395,500